UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22497

Strategy Shares

(Exact name of registrant as specified in charter)

2960 North Meridian Street, Suite 300, Indianapolis, IN 46208

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (855) 477-3837

Date of fiscal year end: April 30

Date of reporting period: January 31, 2016

Item 1. Portfolio of Investments.

US Equity Rotation Strategy ETF	January 31, 2016 (Unaudited)

Portfolio of Investments Summary Table

Percentage of
Market Value
Consumer Discretionary	8.9%
Consumer Staples	14.4%
Energy	3.3%
Financials	12.1%
Health Care	23.3%
Industrials	6.9%
Information Technology	23.1%
Materials	1.6%
Telecommunication Services	1.1%
Utilities	2.3%
Exchange-Traded Fund	3.0%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of January 31, 2016, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

		Market
Shares		Value
Common Stocks — 95.9%
Consumer Discretionary — 8.8%
36	Advance Auto Parts, Inc.	$5,474
66	Amazon.com, Inc. †	38,742
89	Ascena Retail Group, Inc. †	657
60	Bed Bath & Beyond, Inc. †	2,590
90	Best Buy Co., Inc.	2,514
120	Cato Corp., Class A	4,840
156	CBS Corp., Class B	7,410
6	Chipotle Mexican Grill, Inc. †	2,718
504	Comcast Corp., Class A	28,078
18	CST Brands, Inc.	697
72	Discovery Communications, Inc. †	1,959
72	Discovery Communications, Inc., Class A †	1,986
58	Dollar Tree, Inc. †	4,717
36	Expedia, Inc.	3,637
54	Foot Locker, Inc.	3,648
870	Ford Motor Co.	10,388
90	Gap, Inc.	2,225
192	Goodyear Tire & Rubber Co.	5,455
210	H & R Block, Inc.	7,151
78	Harley-Davidson, Inc.	3,120
300	Home Depot, Inc.	37,727
162	Interpublic Group of Cos., Inc.	3,635
114	Johnson Controls, Inc.	4,089
66	L Brands, Inc.	6,346
60	Lennar Corp., Class A	2,529
258	Lowe’s Cos., Inc.	18,488
102	Macy’s, Inc.	4,122
84	Marriott International, Inc., Class A	5,148
174	McDonald’s Corp.	21,538
840	Monarch Casino & Resort, Inc. †	17,388
18	Murphy USA, Inc. †	1,041
84	Netflix, Inc. †	7,715
114	News Corp., Class A	1,479
288	NIKE, Inc., Class B	17,859
744	Office Depot, Inc. †	3,832
30	O’Reilly Automotive, Inc. †	7,827
		Market
Shares		Value
Common Stocks — (Continued)
Consumer Discretionary — (Continued)
12	Priceline.com, Inc. †	$12,780
108	Ross Stores, Inc.	6,076
288	Starbucks Corp.	17,502
60	Starwood Hotels & Resorts Worldwide, Inc.	3,734
144	Target Corp.	10,428
66	Tempur-Pedic International, Inc. †	3,982
78	Time Warner Cable, Inc.	14,197
204	Time Warner, Inc.	14,370
27	Time, Inc.	405
144	TJX Cos., Inc.	10,259
16	Topbuild Corp. †	428
36	Tractor Supply Co.	3,179
487	Twenty-First Century Fox, Inc., Class A	13,134
72	V.F. Corp.	4,507
126	Viacom, Inc., Class B	5,751
366	Walt Disney Co.	35,070
36	Whirlpool Corp.	4,839
48	Wyndham Worldwide Corp.	3,115
84	Yum! Brands, Inc.	6,079
		468,604
Consumer Staples — 14.2%
1,358	Altria Group, Inc.	82,987
180	Archer-Daniels-Midland Co.	6,363
420	Clorox Co.	54,201
876	Coca-Cola Co.	37,598
192	Colgate-Palmolive Co.	12,966
426	Costco Wholesale Corp.	64,377
270	CVS Caremark Corp.	26,079
1,700	Flowers Foods, Inc.	34,918
1,251	Hormel Foods Corp.	100,592
546	J & J Snack Foods Corp.	58,957
54	Keurig Green Mountain, Inc.	4,820
90	Kimberly-Clark Corp.	11,558
60	Lancaster Colony Corp.	6,101
590	McCormick & Co., Inc.	51,902
384	Mondelez International, Inc.	16,550

See Notes to Portfolio of Investments

US Equity Rotation Strategy ETF (Unaudited) (Continued)

		Market
Shares		Value
Common Stocks — (Continued)
Consumer Staples — (Continued)
42	Monster Beverage Corp. †	$5,671
312	PepsiCo, Inc.	30,982
438	Procter & Gamble Co.	35,780
1,282	Reynolds American, Inc.	64,036
54	The Estee Lauder Cos., Inc., Class A	4,604
129	The Kraft Heinz Co.	10,070
168	Walgreens Boots Alliance, Inc.	13,393
324	Wal-Mart Stores, Inc.	21,501
84	Whole Foods Market, Inc.	2,462
		758,468
Energy — 3.3%
146	Anadarko Petroleum Corp.	5,707
170	Baker Hughes, Inc.	7,397
252	Cabot Oil & Gas Corp.	5,229
428	California Resources Corp.	612
744	ConocoPhillips	29,076
474	Devon Energy Corp.	13,225
24	Energy Transfer Partners	714
120	EOG Resources, Inc.	8,522
356	Helmerich & Payne, Inc.	18,085
468	Hess Corp.	19,890
268	HollyFrontier Corp.	9,372
120	Kinder Morgan, Inc.	1,974
204	Marathon Petroleum Corp.	8,525
104	Pioneer Natural Resources Co.	12,891
304	Schlumberger, Ltd.	21,969
13	Seventy Seven Energy, Inc. †	6
144	The Williams Cos., Inc.	2,779
138	Valero Energy Corp.	9,366
		175,339
Financials — 12.0%
120	AFLAC, Inc.	6,955
132	Allstate Corp.	7,999
240	American Express Co.	12,840
168	American International Group, Inc.	9,489
90	American Tower Corp.	8,491
78	Ameriprise Financial, Inc.	7,071
324	Apartment Investment and Management Co., Class A	12,685
2,166	Bank of America Corp.	30,627
276	Bank of New York Mellon Corp.	9,997
174	BB&T Corp.	5,683
348	Berkshire Hathaway, Inc., Class B †	45,160
36	BlackRock, Inc.	11,313
138	Capital One Financial Corp.	9,056
144	CBOE Holdings, Inc.	9,593
126	CBRE Group, Inc., Class A †	3,525
294	Charles Schwab Corp.	7,506
146	Chubb, Ltd.	16,509
570	Citigroup, Inc.	24,271
138	Discover Financial Services	6,319
206	Equinix, Inc.	63,977
294	Fifth Third Bancorp	4,645
126	Franklin Resources, Inc.	4,367
114	Goldman Sachs Group, Inc.	18,417
162	Hartford Financial Services Group, Inc.	6,509
228	Host Hotels & Resorts, Inc.	3,158
138	Invesco, Ltd.	4,130
732	J.P. Morgan Chase & Co.	43,554
		Market
Shares		Value
Common Stocks — (Continued)
Financials — (Continued)
24	Jones Lang LaSalle, Inc.	$3,377
408	KeyCorp	4,553
102	Lincoln National Corp.	4,025
186	Marsh & McLennan Cos., Inc.	9,919
96	McGraw-Hill Cos., Inc.	8,162
228	MetLife, Inc.	10,180
90	Moody’s Corp.	8,023
354	Morgan Stanley	9,162
90	Northern Trust Corp.	5,587
114	PNC Financial Services Group	9,878
132	Prologis, Inc.	5,210
138	Prudential Financial, Inc.	9,671
36	Public Storage, Inc.	9,128
354	Regions Financial Corp.	2,874
222	Safety Insurance Group, Inc.	12,525
66	Simon Property Group, Inc.	12,294
48	SL Green Realty Corp.	4,637
138	State Street Corp.	7,691
144	SunTrust Banks, Inc.	5,268
84	T. Rowe Price Group, Inc.	5,960
102	Travelers Cos., Inc.	10,918
360	U.S. Bancorp	14,422
36	Urban Edge Properties	875
378	Urstadt Biddle Properties, Class A	7,673
72	Vornado Realty Trust	6,369
984	Wells Fargo & Co.	49,426
180	Weyerhaeuser Co.	4,610
37	WP GLIMCHER, Inc.	336
		636,599
Health Care — 22.9%
311	Abbott Laboratories	11,771
311	AbbVie, Inc.	17,074
102	Aetna, Inc.	10,388
102	Agilent Technologies, Inc.	3,840
41	Alexion Pharmaceuticals, Inc. †	5,983
34	Allergan PLC †	9,671
150	Amgen, Inc.	22,910
78	Anthem, Inc.	10,178
128	Baxalta, Inc.	5,121
128	Baxter International, Inc.	4,685
204	Becton, Dickinson & Co.	29,655
194	Biogen Idec, Inc. †	52,973
345	Bristol-Myers Squibb Co.	21,445
174	Celgene Corp. †	17,456
636	Cerner Corp. †	36,894
190	Cooper Cos., Inc.	24,919
798	CryoLife, Inc.	7,844
60	DaVita, Inc. †	4,027
1,058	Edwards Lifesciences Corp. †	82,745
246	Eli Lilly & Co.	19,459
162	Express Scripts Holding Co. †	11,643
186	Gilead Sciences, Inc.	15,438
12	Halyard Health, Inc. †	298
312	Henry Schein, Inc. †	47,249
180	Hologic, Inc. †	6,109
417	Humana, Inc.	67,884
948	IDEXX Laboratories, Inc. †	66,493
120	Intuitive Surgical, Inc. †	64,902
582	Johnson & Johnson	60,785
20	Laboratory Corp. of America Holdings †	2,247

See Notes to Portfolio of Investments

US Equity Rotation Strategy ETF (Unaudited) (Continued)

		Market
Shares		Value
Common Stocks — (Continued)
Health Care — (Continued)
18	Mallinckrodt PLC †	$1,046
330	McKesson Corp.	53,123
343	Medtronic PLC	26,041
547	Merck & Co., Inc.	27,716
208	Mettler-Toledo International, Inc. †	65,073
144	Mylan NV †	7,587
330	Perrigo Co. PLC	47,711
1,227	Pfizer, Inc.	37,411
1,175	Prestige Brands Holdings, Inc. †	54,849
25	Regeneron Pharmaceuticals, Inc. †	10,502
90	St. Jude Medical, Inc.	4,757
90	Stryker Corp.	8,924
403	Thermo Fisher Scientific, Inc.	53,220
696	UnitedHealth Group, Inc.	80,152
54	Vertex Pharmaceuticals, Inc. †	4,901
		1,225,099
Industrials — 6.8%
138	3M Co.	20,838
60	ADT Corp.	1,775
24	Allegiant Travel Co.	3,851
30	Allegion PLC	1,817
79	Ametek, Inc.	3,717
144	Boeing Co.	17,299
60	C.H. Robinson Worldwide, Inc.	3,886
264	CSX Corp.	6,077
60	Cummins, Inc.	5,393
144	Danaher Corp.	12,478
108	Deere & Co.	8,317
156	Eaton Corp. PLC	7,879
66	FedEx Corp.	8,770
72	General Dynamics Corp.	9,631
2,052	General Electric Co.	59,713
168	Honeywell International, Inc.	17,337
120	Illinois Tool Works, Inc.	10,808
90	Ingersoll-Rand PLC	4,632
90	ITT Corp.	2,921
36	Kansas City Southern Industries, Inc.	2,552
48	Lincoln Electric Holdings, Inc.	2,556
66	Lockheed Martin Corp.	13,926
144	Masco Corp.	3,800
77	Norfolk Southern Corp.	5,429
60	Northrop Grumman Corp.	11,104
24	Now, Inc. †	326
30	Oshkosh Truck Corp.	988
114	PACCAR, Inc.	5,594
60	Parker Hannifin Corp.	5,830
31	Pentair PLC	1,461
84	Raytheon Co.	10,772
42	Rockwell Automation, Inc.	4,014
180	Rollins, Inc.	4,959
36	Roper Industries, Inc.	6,324
252	Southwest Airlines Co.	9,481
54	Stanley Black & Decker, Inc.	5,094
90	Textron, Inc.	3,080
120	Tyco International PLC	4,127
161	Union Pacific Corp.	11,591
192	United Parcel Service, Inc., Class B	17,895
168	United Technologies Corp.	14,732
4	Veritiv Corp. †	123
156	Waste Management, Inc.	8,260
		Market
Shares		Value
Common Stocks — (Continued)
Industrials — (Continued)
		$361,157
Information Technology — 22.9%
138	Adobe Systems, Inc. †	12,300
66	Akamai Technologies, Inc. †	3,011
174	Alphabet, Inc., Class A †	132,475
42	Alphabet, Inc., Class C †	31,204
624	Amphenol Corp., Class A	30,931
1,357	Apple Computer, Inc.	132,091
84	Autodesk, Inc. †	3,933
126	Automatic Data Processing, Inc.	10,469
102	Cardtronics, Inc. †	3,143
42	CDK Global, Inc.	1,850
1,026	Cisco Systems, Inc.	24,408
42	Citrix Systems, Inc. †	2,959
156	Cognizant Technology Solutions Corp. †	9,876
360	Corning, Inc.	6,700
1,404	eBay, Inc. †	32,938
144	Electronic Arts, Inc. †	9,294
390	EMC Corp.	9,661
28	F5 Networks, Inc. †	2,626
468	Facebook, Inc. †	52,514
900	Fiserv, Inc. †	85,103
732	Gartner Group, Inc. †	64,334
396	Hewlett-Packard Enterprise Co.	5,449
396	HP, Inc.	3,845
468	Ingram Micro, Inc., Class A	13,198
942	Intel Corp.	29,220
66	Intuit, Inc.	6,304
726	Jack Henry & Associates, Inc.	58,937
138	Juniper Networks, Inc.	3,257
53	Keysight Technologies, Inc. †	1,240
192	Lam Research Corp.	13,784
492	MasterCard, Inc., Class A	43,803
318	Micron Technology, Inc. †	3,508
1,362	Microsoft Corp.	75,032
96	NetApp, Inc.	2,105
216	NVIDIA Corp.	6,327
690	Oracle Corp.	25,054
24	OSI Systems, Inc. †	1,316
180	Paychex, Inc.	8,615
204	PayPal Holdings, Inc. †	7,373
1,344	PC-Tel, Inc.	6,438
306	Qualcomm, Inc.	13,874
23	Rackspace Hosting, Inc. †	465
606	Red Hat, Inc. †	42,450
102	Rovi Corp. †	1,985
648	Salesforce.com, Inc. †	44,103
73	SanDisk Corp.	5,161
78	Seagate Technology PLC	2,266
270	Texas Instruments, Inc.	14,291
360	The Ultimate Software Group, Inc. †	63,227
108	Trimble Navigation, Ltd. †	2,083
384	Visa, Inc., Class A	28,604
78	Western Digital Corp.	3,742
450	Xerox Corp.	4,388
276	XO Group, Inc. †	4,112
318	Yahoo!, Inc. †	9,384
		1,216,760

See Notes to Portfolio of Investments

US Equity Rotation Strategy ETF (Unaudited) (Continued)

		Market
Shares		Value
Common Stocks — (Continued)
Materials — 1.6%
300	Alcoa, Inc.	$2,187
120	CF Industries Holdings, Inc.	3,600
39	Chemours Co.	154
132	Clearwater Paper Corp. †	5,169
246	Dow Chemical Co.	10,332
198	E.I. Du Pont de Nemours & Co.	10,447
84	Ecolab, Inc.	9,061
66	Hawkins, Inc.	2,473
90	International Paper Co.	3,079
102	Monsanto Co.	9,241
102	Nucor Corp.	3,985
60	PPG Industries, Inc.	5,707
60	Praxair, Inc.	6,000
18	Royal Gold, Inc.	536
102	Sealed Air Corp.	4,134
24	Sherwin-Williams Co.	6,136
72	United States Steel Corp.	504
60	WestRock Co.	2,117
		84,862
Telecommunication Services — 1.1%
295	AT&T, Inc.	10,638
776	Sprint Corp. †	2,344
942	Verizon Communications, Inc.	47,071
		60,053
Utilities — 2.3%
672	American States Water Co.	30,509
186	Edison International	11,495
462	El Paso Electric Co.	18,909
288	Exelon Corp.	8,516
420	New Jersey Resources Corp.	14,792
125	NextEra Energy, Inc.	13,964
144	NRG Energy, Inc.	1,532
78	Sempra Energy	7,391
318	Southern Co.	15,557
		122,665
Total Common Stocks (Cost $4,321,287)		$5,109,606

Exchange-Traded Fund — 3.0%
815	SPDR S&P 500 ETF Trust	158,004
Total Exchange-Traded Fund (Cost $158,175)		$158,004
Total Investments — 98.9%
(Cost $4,479,462)		$5,267,610
Other Assets less Liabilities — 1.1%		56,975

Net Assets — 100.0%		$5,324,585

†	Non-income producing security

See Notes to Portfolio of Investments

EcoLogical Strategy ETF	January 31, 2016 (Unaudited)

Portfolio of Investments Summary Table

Percentage of
Market Value
Consumer Discretionary	16.4%
Consumer Staples	9.9%
Financials	14.0%
Health Care	21.3%
Industrials	8.2%
Information Technology	25.5%
Materials	2.4%
Utilities	2.3%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of January 31, 2016, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

		Market
Shares		Value
Common Stocks — 99.7%
Consumer Discretionary — 16.4%
722	BorgWarner, Inc.	$21,198
71	Chipotle Mexican Grill, Inc. †	32,161
925	Expedia, Inc.	93,462
2,750	Gildan Activewear, Inc.	69,300
2,845	Lennar Corp., Class A	119,917
1,812	LKQ Corp. †	49,649
4,108	NIKE, Inc., Class B	254,737
1,900	Ross Stores, Inc.	106,894
3,240	Starbucks Corp.	196,895
1,585	TJX Cos., Inc.	112,915
674	V.F. Corp.	42,192
		1,099,320
Consumer Staples — 9.9%
896	Costco Wholesale Corp.	135,403
1,008	CVS Caremark Corp.	97,363
2,334	Hain Celestial Group, Inc. †	84,911
1,800	Hormel Foods Corp.	144,738
1,214	McCormick & Co., Inc.	106,796
2,524	Whitewave Foods Co. †	95,281
		664,492
Financials — 13.9%
1,115	Aon PLC	97,930
448	BlackRock, Inc.	140,788
2,552	CBRE Group, Inc., Class A †	71,379
430	Goldman Sachs Group, Inc.	69,471
5,200	ING Groep N.V. ADR	60,268
1,171	Jones Lang LaSalle, Inc.	164,784
1,900	Marsh & McLennan Cos., Inc.	101,327
1,440	State Street Corp.	80,251
230	T. Rowe Price Group, Inc.	16,319
2,120	The NASDAQ OMX Group, Inc.	131,440
		933,957
Health Care — 21.2%
2,280	Abbott Laboratories	86,298
282	Becton, Dickinson & Co.	40,994
240	Biogen Idec, Inc. †	65,534
1,520	Cerner Corp. †	88,175
338	Cooper Cos., Inc.	44,329
1,700	Dr. Reddy’s Laboratories, Ltd. ADR	76,381
		Market
Shares		Value
Common Stocks — (Continued)
Health Care — (Continued)
1,760	Edwards Lifesciences Corp. †	$137,649
757	Gilead Sciences, Inc.	62,831
551	HCA Holdings, Inc. †	38,339
560	Henry Schein, Inc. †	84,806
836	Humana, Inc.	136,092
211	Intuitive Surgical, Inc. †	114,119
1,100	Novartis AG ADR	85,767
1,600	Novo Nordisk A/S ADR	89,392
800	UnitedHealth Group, Inc.	92,128
760	Varian Medical Systems, Inc. †	58,619
2,116	West Pharmaceutical Services, Inc.	121,077
		1,422,530
Industrials — 8.2%
1,600	A.O. Smith Corp.	111,760
1,497	Air Lease Corp.	38,563
900	Carlisle Cos., Inc.	75,312
138	Cummins, Inc.	12,405
1,601	Illinois Tool Works, Inc.	144,202
800	J.B. Hunt Transport Services, Inc.	58,160
1,200	Middleby Corp. †	108,432
		548,834
Information Technology — 25.4%
988	Accenture PLC, Class A	104,274
520	Alphabet, Inc., Class A †	395,902
2,040	Amphenol Corp., Class A	101,123
1,488	Apple Computer, Inc.	144,842
800	ASML Holding NV NYS	73,472
4,238	eBay, Inc. †	99,423
355	F5 Networks, Inc. †	33,292
911	Facebook, Inc. †	102,223
1,512	Jack Henry & Associates, Inc.	122,744
1,430	MasterCard, Inc., Class A	127,313
2,338	PayPal Holdings, Inc. †	84,495
1,538	Red Hat, Inc. †	107,737
2,200	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	49,170
1,919	Texas Instruments, Inc.	101,573
824	Wex, Inc. †	59,831
		1,707,414

See Notes to Portfolio of Investments

EcoLogical Strategy ETF (Unaudited) (Continued)

		Market
Shares		Value
Common Stocks — (Continued)
Materials — 2.4%
1,238	Ball Corp.	$82,736
696	Ecolab, Inc.	75,078
		157,814
Utilities — 2.3%
827	NextEra Energy, Inc.	92,384
644	Sempra Energy	61,019
		153,403
Total Common Stocks (Cost $5,930,220)		$6,687,764
Total Investments — 99.7%
(Cost $5,930,220)		$6,687,764
Other Assets less Liabilities — 0.3%		21,009

Net Assets — 100.0%		$6,708,773

†	Non-income producing security

ADR—American Depositary Receipt

NYS—New York Shares

See Notes to Portfolio of Investments

Strategy Shares

Notes to Portfolio of Investments

January 31, 2016 (Unaudited)

1. Organization

Strategy Shares (formerly Huntington Strategy Shares) (the “Trust”) was organized on September 1, 2010 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as an open-end management investment company and thus, is determined to be an investment company for accounting purposes. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. Currently, the Trust offers its Shares in two separate series: Strategy Shares US Equity Rotation Strategy ETF (formerly Huntington US Equity Rotation Strategy ETF) (the “US Equity Rotation Strategy ETF”) and Strategy Shares EcoLogical Strategy ETF (formerly Huntington EcoLogical Strategy ETF) (the “EcoLogical Strategy ETF”) (individually referred to as a “Fund”, or collectively as the “Funds.”). Each Fund is an actively-managed exchange-traded fund. The investment objective of each Fund is to seek capital appreciation, and the Funds do not seek to replicate a specified index. The Funds’ prospectus provides a description of each Fund’s investment objectives, policies, and strategies. The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

Under the Trust’s organizational documents, its officers and Board of Trustees (“the Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its Portfolio of Investments. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of Portfolios of Investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates.

A.  Investment Valuations

The Funds hold investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services, in accordance with procedures adopted by the Trust’s Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds’ securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Board in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 - Quoted prices in active markets for identical assets.

• Level 2 - Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 - Significant unobservable pricing inputs at the measurement date (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Strategy Shares

Notes to Portfolio of Investments, continued

January 31, 2016 (Unaudited)

2. Significant Accounting Policies (continued)

Equity securities (including foreign equity securities) traded on a securities exchange are valued at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, debt securities are valued at a bid price estimated by a security pricing service. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

The following table provides the fair value measurement as of January 31, 2016, while the breakdown, by category, of common stocks is disclosed in the Portfolio of Investments for each Fund.

	Level 1	Total Investments
US Equity Rotation Strategy ETF
Common Stocks(1)	$5,109,606	$5,109,606
Exchange-Traded Fund	158,004	158,004

Total Investments	$5,267,610	$5,267,610
EcoLogical Strategy ETF
Common Stocks(1)	$6,687,764	$6,687,764

Total Investments	$6,687,764	$6,687,764

(1)	Please see Portfolio of Investments for industry classifications.

The Trust’s policy is to disclose transfers between fair value hierarchy levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2, or 3 for the period ended January 31, 2016. As of January 31, 2016, no securities were categorized as Level 2 or Level 3.

B.  Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of the net asset value ("NAV") on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding, if any, are recorded on the ex-dividend date.

3. Federal Income Taxes

As of January 31, 2016, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/(Depreciation)
US Equity Rotation Strategy ETF	$4,494,173	$982,430	$208,993	$773,437
EcoLogical Strategy ETF	5,930,220	1,124,493	366,949	757,544

The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to non-taxable distributions and mergers of underlying investments.

4. Investment Risks

ETF Risk

Strategy Shares

Notes to Portfolio of Investments, continued

January 31, 2016 (Unaudited)

4. Investment Risks (continued)

The NAV of a Fund can fluctuate up or down, and you could lose money investing in a Fund if the prices of the securities owned by the Fund decline. In addition, a Fund may be subject to the following additional risks: (1) the market price of a Fund’s shares may trade above or below their NAV; (2) an active trading market for a Fund’s shares may not develop or be maintained; or (3) trading of a Fund’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Ecological Investment Risk

The EcoLogical Strategy ETF’s ecological investment criteria could cause it to underperform funds that do not maintain ecological investment criteria. In order to comply with its ecological investment criteria, the EcoLogical Strategy ETF may be required to forego advantageous investment opportunities or sell investments at inappropriate times. The EcoLogical Strategy ETF’s ecological investment criteria may result in the EcoLogical Strategy ETF investing in industry sectors that are not performing as well as others.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Strategy Shares

By (Signature and Title) /s/ Lisa K. Householder

Lisa K. Householder, President

Date March 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Lisa K. Householder

Lisa K. Householder, President

Date March 17, 2016

By (Signature and Title) /s/ Bryan W. Ashmus

Bryan W. Ashmus, Treasurer

Date March 17, 2016